STOCK-BASED COMPENSATION (Tables)	3 Months Ended
Dec. 31, 2013
STOCK-BASED COMPENSATION [Abstract]
Summary of Stock Options Activity
The following table summarizes the Company's stock option activity during the three-month period ended December 31, 2013.

	Number of Options	Weighted Average Exercise Price
Outstanding at beginning of period	-	-
Granted	2,000,000	$0.12
Exercised	-	-
Cancelled	-	-
Outstanding at end of period	2,000,000	$0.12

Exercisable at end of period	-	-

Schedule of Fair Value Assumptions
The Black-Scholes option-pricing model is used to estimate the fair value of options granted. The fair values of stock options granted for the three months ended December 31, 2013 were based on the following assumptions at the date of grant as follows:

Expected dividend yield	-%
Expected stock price volatility	91.42%
Risk-free interest rate	1.53%
Expected life of options	5.75 years
Grant date fair value	0.09